SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets that are measured at fair value on a recurring basis

As of December 31, 2024	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
Description	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
	RMB	RMB	RMB
Short-term investments - structured financial products	—	362,195	—

As of December 31, 2025	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
Description	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
	RMB	RMB	RMB
Short-term investments - structured financial products	—	220,877	—

Schedule of assets that are measured at fair value on a non-recurring basis

As of December 31, 2025	Fair Value Measurements at Reporting Date Using
Significant
		Unobservable	Total Loss for
Description	Fair Value	Inputs (Level 3)	the Year
	RMB	RMB	RMB
Property and equipment	6,788	6,788	21,845

Schedule of expected credit loss rates

	As of December 31,
	2024	2025
Category 1	0.83%	1.44%
Category 2	89.06%	100.00%

Schedule of property and equipment over estimated useful life

Buildings	20 years
Electronic equipment	3 – 5 years
Machinery and equipment	10 years
Furniture and fixture	5 years
Transportation vehicles	4 years
Leasehold improvements	Over the shorter of the expected lease term or useful lives

Schedule of intangible assets useful life
Software	3 – 10 years
Technology	3 – 8 years

Schedule of accrued warranty liability

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance as of the beginning of the year	17,694	28,425	43,607
Warranty provision	26,247	32,078	48,731
Consumption	(15,516)	(16,896)	(14,666)
Balance as of the end of the year	28,425	43,607	77,672

Schedule of significant segment expenses and other segment items

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Net Revenues	1,876,989	2,077,157	3,027,573
Less:
Cost of revenues	1,215,611	1,192,572	1,762,477
Payroll expenses in sales and marketing expenses*	104,462	124,548	136,417
Payroll expenses in general and administrative expenses	175,600	146,239	138,176
Payroll expenses in research and development expenses	592,223	594,567	562,047
Other segment items**	265,061	121,607	(7,424)
Net (loss) income	(475,968)	(102,376)	435,880
*	Payroll expenses mainly consist of salaries, bonus, defined contribution plans, other social insurances, share-based compensation and other employee benefits.
**

Other segment items primarily include other operating income, net, interest income, interest expenses and other (loss) income, net as reported in Group’s consolidated statements of operations and professional service expenses.

Schedule of property and equipment, net, intangible assets, net, operating lease right-of-use assets, and land use rights, net by geographical region.

	As of December 31,
	2024	2025
Chinese Mainland	1,082,352	1,232,831
Thailand	40,555	57,165
Switzerland	46,967	44,938
United States	4,247	7,156
Other regions	790	1,033
Total	1,174,911	1,343,123

Schedule of concentration of risks

The following customers accounted for 10% or more of revenue for the years ended December 31, 2023, 2024 and 2025:

	For the Year ended
	December 31,
	2023	2024	2025
Customer A	25.6%	33.7%	14.7%
Customer B	28.4%	*	*
Customer C	*	14.1%	17.1%
Customer D	*	*	10.0%

The following customers accounted for 10% or more of the Group’s accounts receivable, contract assets and notes receivable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Customer A	23.5%	*
Customer C	16.8%	12.5%
Customer D	11.8%	16.3%